Financial (Income) Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Schedule of Financial Income Expenses

	Year ended December 31
	2018	2017	2016
		U.S. dollars in thousands
Financial income:
Interest from deposits	$908	$335	$263
Exchange differences	-	209	22

	908	544	285

Financial expenses:
Bank fees	37	27	12
Exchange differences	122	-	-

	159	27	12

TOTAL FINANCIAL (INCOME) EXPENSES, net	$(749)	$(517)	$(273)